Income Tax Expense	6 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Income Tax Expense
Income Tax Expense
The components of the provision for income tax expense are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
	$	$	$	$
Current	(8,410)	(4,283)	(11,221)	(5,945)
Deferred	(336)	756	(1,642)	(601)
Income tax expense	(8,746)	(3,527)	(12,863)	(6,546)

The following reflects the changes in the Company’s potential tax on freight income, recorded in other long-term liabilities, from January 1, 2018 to June 30, 2018:

$
Balance of unrecognized tax benefits as at January 1, 2018	31,061
Increase for positions related to the current period	2,047
Changes for positions taken in prior periods	2,337
Decrease related to statute of limitations	(312)
Balance of unrecognized tax benefits as at June 30, 2018	35,133

The majority of the net increase for positions for the six months ended June 30, 2018 relates to potential tax on freight income.

The Company does not presently anticipate such unrecognized tax benefits will significantly increase or decrease in the next 12 months; however, actual developments could differ from those currently expected.